Organization and Basis of Presentation	9 Months Ended	12 Months Ended
	Apr. 30, 2016	Jul. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
1.	Organization and Basis of Presentation

Opiant Pharmaceuticals, Inc. (formerly Lightlake Therapeutics Inc.) (“Opiant”, “we”, “our”, the “Company”) is a specialty pharmaceutical company developing pharmacological treatments for substance use, addictive and eating disorders. The Company changed its name to Opiant on January 28, 2016. The Company also has worked on developing a treatment to reverse opioid overdoses, now known as NARCAN® (naloxone hydrochloride) Nasal Spray, which was approved by the U.S. Food and Drug Administration (“FDA”) in November 2015.

The accompanying unaudited financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America for interim financial information and with the instructions to Form 10-Q and Regulation S-X. Accordingly, these condensed financial statements do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments considered necessary for a fair presentation have been included and such adjustments are of a normal recurring nature. These financial statements should be read in conjunction with the financial statements for the year ended July 31, 2015 and notes thereto and other pertinent information contained in the Form 10-K the Company has filed with the Securities and Exchange Commission (the “SEC”).

The results of operations for the nine months ended April 30, 2016 are not necessarily indicative of the results for the full fiscal year ending July 31, 2016.

Reverse Stock Split
In December 2014, the Company effected a one-for-one hundred reverse stock split of its common stock (the “1:100 Reverse Stock Split”). The number of authorized shares of common stock and preferred stock remained the same following the 1:100 Reverse Stock Split. Unless otherwise noted, impacted amounts included in the financial statements and notes thereto have been retroactively adjusted for the stock splits as if such stock splits occurred on the first day of the first period presented. Impacted amounts include but are not limited to shares of common stock issued and outstanding, stock options, shares reserved, exercise prices of warrants or options, and loss per share. There was no impact on preferred or common stock authorized resulting from the 1:100 Reverse Stock Split.

1.	Organization and Basis of Presentation

Opiant Pharmaceuticals, Inc. (formerly Lightlake Therapeutics Inc.) (“Opiant ”, “we”, “our”, the “Company”)  was originally incorporated in the State of Nevada on June 21, 2005. On September 16, 2009, the Company changed its name to Lightlake Therapeutics Inc. The Company is a specialty pharmaceutical company developing opioid antagonist treatments for substance use, addictive and eating disorders, including a treatment to reverse opioid overdoses. The Company’s fiscal year end is July 31.

Reverse Stock Split
In December 2014, Opiant effected a one-for-one hundred reverse stock split of its common stock (the “1:100 Reverse Stock Split”) which decreased the number of common shares issued and outstanding from approximately 182.7 million shares to approximately 1.827 million shares as of March 12, 2015. Unless otherwise noted, impacted amounts included in the financial statements and notes thereto have been retroactively adjusted for the stock splits as if such stock splits occurred on the first day of the first period presented. Impacted amounts include but are not limited to shares of common stock issued and outstanding, stock options, shares reserved, exercise prices of warrants or options, and loss per share. There was no impact on preferred or common stock authorized resulting from the 1:100 Reverse Stock Split.